Earnings (Losses) per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net profit (loss) from continuing operations attributable to equity holders of the Company (in € thousand)	€ (12,247)	€ (101,429)	€ (143,279)
Weighted average number of outstanding shares (in shares)	145,705,876	138,624,381	115,473,914
Basic earnings (losses) from continuing operations per share (in euro per share)	€ (0.08)	€ (0.73)	€ (1.24)